Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Jun. 26, 2020	Nov. 30, 2019	Nov. 30, 2018	Apr. 16, 2018	Apr. 02, 2018	Nov. 30, 2017	Sep. 29, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000219203
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 9,690	$ 9,509	$ 12,521	$ 13,394	$ 12,878	$ 9,450
C000219205
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 9,813	9,706	12,884	13,877	13,444	9,900
C000219200
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 10,417	10,183	13,366	14,240	13,641	10,000
C000219201
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,419	10,184	13,375	14,248	13,640	10,000
C000219204
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,041,313	1,019,097	1,337,222	1,424,698	1,364,000	1,000,000
C000219206
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 10,363	10,144	13,327	14,215	13,633	10,000
C000193455
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 22,387	15,058	13,862	10,603	7,652		$ 8,804	$ 9,060			$ 9,079	$ 9,450
C000193456
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 22,235	15,078	13,981	10,774	7,839		9,076	9,418			9,500	9,900
C000201753
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 25,374	17,017	15,599	11,887	8,544		9,795	10,042	$ 10,000
C000193459
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 23,272	15,704	14,489	11,113	8,034		9,274	9,559			9,603	10,000
C000193460
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 24,318	16,305	14,948	11,401	8,195		9,405	9,631			9,613	10,000
C000193457
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,431,885	1,631,481	1,495,811	1,140,360	820,226		940,303	963,030			961,300	1,000,000
C000193458
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 24,110	16,191	14,860	11,342	8,165		9,373	9,614			9,610	10,000
C000124917
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,011	9,081	7,840	5,811	4,096		5,681	6,387			6,372		$ 6,953	$ 6,306	$ 9,450
C000124918
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,698	8,911	7,751	5,789	4,110		5,740	6,497			6,521		7,178	6,555	9,900
C000201752
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 19,090	14,381	12,371	9,135	6,415		8,863	9,928	10,000
C000124921
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,398	9,397	8,134	6,044	4,269		5,945	6,698			6,682		7,329	6,650	10,000
C000199576
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,627	15,538	13,365	9,867	6,929		9,579	10,715		$ 10,000
C000124919
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,320,648	994,838	855,996	631,964	443,795		612,469	686,394			681,826		742,810	669,500	1,000,000
C000124920
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,045	9,839	8,474	6,264	4,404		6,086	6,838			6,792		7,404	6,687	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,460	16,028	14,079	15,508	12,123	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,460	16,028	14,079	15,508	12,123	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,460	16,028	14,079	15,508	12,123	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,460	16,028	14,079	15,508	12,123	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 2,145,999	1,602,808	1,407,948	1,550,774	1,212,300	1,000,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,460	16,028	14,079	15,508	12,123	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 27,059	20,210	17,753	19,554	15,286		13,014	11,208			10,547	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 27,059	20,210	17,753	19,554	15,286		13,014	11,208			10,547	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,195	18,818	16,530	18,207	14,233		12,117	10,436	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 27,059	20,210	17,753	19,554	15,286		13,014	11,208			10,547	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 27,059	20,210	17,753	19,554	15,286		13,014	11,208			10,547	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 2,705,944	2,021,020	1,775,316	1,955,409	1,528,619		1,301,395	1,120,830			1,054,700	1,000,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 27,059	20,210	17,753	19,554	15,286		13,014	11,208			10,547	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,001	26,142	22,964	25,293	19,773		16,833	14,498			13,642		11,103	10,275	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,001	26,142	22,964	25,293	19,773		16,833	14,498			13,642		11,103	10,275	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,195	18,818	16,530	18,207	14,233		12,117	10,436	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,001	26,142	22,964	25,293	19,773		16,833	14,498			13,642		11,103	10,275	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 26,153	19,533	17,159	18,899	14,774		12,578	10,833		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,500,116	2,614,173	2,296,357	2,529,306	1,977,256		1,683,344	1,449,784			1,364,246		1,110,317	1,027,500	1,000,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,001	26,142	22,964	25,293	19,773		16,833	14,498			13,642		11,103	10,275	10,000
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Account Value	$ 11,755	12,008	14,745	15,773	15,709	10,000
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Account Value	$ 11,982	11,130	11,612	12,252	12,386	10,000
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value	$ 11,003	12,405	18,063	19,833	19,683	10,000
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Account Value	$ 11,755	12,008	14,745	15,773	15,709	10,000
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Account Value	$ 11,982	11,130	11,612	12,252	12,386	10,000
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value	$ 11,003	12,405	18,063	19,833	19,683	10,000
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Account Value	$ 11,755	12,008	14,745	15,773	15,709	10,000
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Account Value	$ 11,982	11,130	11,612	12,252	12,386	10,000
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value	$ 11,003	12,405	18,063	19,833	19,683	10,000
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Account Value	$ 11,755	12,008	14,745	15,773	15,709	10,000
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Account Value	$ 11,982	11,130	11,612	12,252	12,386	10,000
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value	$ 11,003	12,405	18,063	19,833	19,683	10,000
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value	$ 1,100,257	1,240,464	1,806,284	1,983,346	1,968,341	1,000,000
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Account Value	$ 1,175,494	1,200,831	1,474,498	1,577,341	1,570,900	1,000,000
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Account Value	$ 1,198,170	1,113,031	1,161,191	1,225,236	1,238,579	1,000,000
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Account Value	$ 11,755	12,008	14,745	15,773	15,709	10,000
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Account Value	$ 11,982	11,130	11,612	12,252	12,386	10,000
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Account Value	$ 11,003	12,405	18,063	19,833	19,683	$ 10,000
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value	$ 22,661	15,001	13,743	10,640	7,593		9,244	9,069			9,594	10,000
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value	$ 22,661	15,001	13,743	10,640	7,593		9,244	9,069			9,594	10,000
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value	$ 24,875	16,466	15,085	11,680	8,335		10,147	9,955	10,000
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value	$ 22,661	15,001	13,743	10,640	7,593		9,244	9,069			9,594	10,000
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value	$ 22,661	15,001	13,743	10,640	7,593		9,244	9,069			9,594	10,000
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value	$ 2,266,143	1,500,061	1,374,312	1,064,038	759,322		924,424	906,921			959,400	1,000,000
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Account Value	$ 22,661	15,001	13,743	10,640	7,593		9,244	9,069			9,594	$ 10,000
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Account Value	$ 14,576	11,116	9,016	6,338	4,568		6,050	6,798			6,717		7,209	6,597	10,000
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Account Value	$ 14,576	11,116	9,016	6,338	4,568		6,050	6,798			6,717		7,209	6,597	10,000
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Account Value	$ 21,684	16,536	13,412	9,429	6,795		9,001	10,113	$ 10,000
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Account Value	$ 14,576	11,116	9,016	6,338	4,568		6,050	6,798			6,717		7,209	6,597	10,000
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Account Value	$ 23,500	17,921	14,536	10,218	7,365		9,754	10,960		$ 10,000
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Account Value	$ 1,457,602	1,111,570	901,590	633,806	456,797		605,030	679,809			671,681		720,920	659,700	1,000,000
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Account Value	$ 14,576	$ 11,116	$ 9,016	$ 6,338	$ 4,568		$ 6,050	$ 6,798			$ 6,717		$ 7,209	$ 6,597	$ 10,000